Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Summary of Other Non-Current Assets

	€ million	€ million
	2022	2021
Interest in net assets of joint ventures	65	37
Interest in net assets of associates	19	23
Long-term trade and other receivables(a)	520	499
Other non-current assets(b)	338	415
	942	974
(a)Including indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)Includes direct tax assets, withholding tax assets, interest on tax assets and contingent assets.
11. Other non-current assets continued
Summary of Movements in Interest in Joint Ventures and Associates

	€ million	€ million
Movements during 2022 and 2021	2022	2021
Joint ventures(a)
1 January	37	29
Additions	3	2
Dividends received/reductions	(189)	(171)
Share of net profit/(loss)	213	176
Currency retranslation	1	1
31 December	65	37
Associates
1 January	23	34
Additions	6	7
Dividend received/reductions	(4)	(32)
Share of net profit/(loss)	(5)	15
Currency retranslation	(1)	(1)
31 December	19	23
(a)Our principal joint ventures are Unilever FIMA LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and Pepsi Lipton International Ltd for the rest of the world.